Income taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Compensation and benefit accruals	$ 10,087	$ 8,505	$ 6,954
Net operating loss carryforwards	219	3,177	1,164
Non-deductible and excess interest	28,114	17,237	4,605
Unrealized loss		6,530	1,469
Acquisition costs	463	515	567
Capital lease	153	164	836
Other	928	1,003	948
Total deferred tax assets	39,964	37,131	16,543
Deferred tax liabilities:
Compensation and benefit accruals		40
Depreciation and amortization	(257)	(405)	(541)
Goodwill	(10,413)	(7,952)	(5,493)
Unrealized gain	(57,319)	(46,901)	(30,959)
Total deferred tax liabilities	(67,989)	(55,218)	(36,993)
Net deferred tax position	(28,025)	(18,087)	(20,450)
Valuation allowance	(16,864)	(20,620)	(7,190)
Net deferred tax liabilities	$ (44,889)	$ (38,707)	$ (27,640)